Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt
Note 6 – Debt
Debt consists of the following (in thousands):

	June 30, 2023	December 31, 2022
Term Loan Credit Facility	$132,422	$148,995
Less: Debt discount, net of accumulated amortization of $785 and $546, respectively	(1,015)	(1,254)
Less: Deferred financing fees, net of accumulated amortization of $356 and $248 respectively	(460)	(567)
Less: Current portion (a)	(29,746)	(20,586)

Long-term debt	$101,201	$126,588

(a)	The current portion of long-term debt reflects payments based on the terms of the 2021 Term Loan Credit Facility.
2021 Term Loan Credit Facility
On October 20, 2021, Atlas LLC entered into the 2021 Term Loan Credit Facility with Stonebriar. The loans outstanding under the 2021 Term Loan Credit Facility bear interest at a rate of 8.47% per annum and had an initial maturity date of October 1, 2027. The 2021 Term Loan Credit Facility is guaranteed on a secured basis and interest, plus principal, was initially payable in seventy-two
consecutive monthly installments.
At any time prior to the maturity date, we may prepay loans outstanding under the 2021 Term Loan Credit Facility, in whole or in part, at a price equal to 100% of the principal amount prepaid plus a prepayment fee. The prepayment fee is 2% for prepayments made on or before October 20, 2023 and 1% with respect to any prepayments made thereafter. Upon the maturity of the 2021 Term Loan Credit Facility, the entire unpaid principal amount of loans under the facility, together with interest, fees and other amounts payable in connection with the facility, will become immediately due and payable without further notice or demand.
The 2021 Term Loan Credit Facility includes certain
non-financial
covenants, including but not limited to restrictions on incurring additional debt and certain restricted payments. The 2021 Term Loan Credit Facility is not subject to financial covenants unless $5.0 million or more in aggregate is outstanding under the 2023 ABL Credit Agreement (as defined below), at which time a minimum average liquidity balance of $20.0 million must be maintained. Dividends and distributions to equity holders are permitted to be made pursuant to certain limited exceptions and baskets as described in the credit agreement governing the 2021 Term Loan Credit Facility (the “2021 Term Loan Credit Agreement”) and otherwise generally subject to certain restrictions as described in the 2021 Term Loan Credit Agreement, including the requirements that (a) no Event of Default (as defined in the 2021 Term Loan Credit Agreement) has occurred and is continuing, (b) Atlas maintains a $30.0 million cash balance pro forma for the Restricted Payment (as defined in the 2021 Term Loan Credit Agreement), (c) the Annualized Leverage Ratio (as defined in the 2021 Term Loan Credit Agreement) is not greater than 2.00 to 1.00 and (d) Atlas LLC makes a concurrent prepayment of the loans outstanding under the 2021 Term Loan Credit Facility, which prepayment is not subject to a prepayment penalty fee, in an amount equal to one-third
or
one-fourth
of the total equity distributions being made, based on a pro forma leverage ratio set forth in the 2021 Term Loan Credit Agreement. Furthermore, the 2021 Term Loan Credit Facility permits dividends and distributions in certain other circumstances subject to the terms of the 2021 Term Loan Credit Agreement, including dividends and distributions made solely in certain qualified equity interests, tax distributions, and dividends of up to 10.0% per annum of the net proceeds raised in our IPO. During 2022, Atlas LLC paid $45.0 million of equity distributions and concurrently prepaid $12.6 million of the 2021 Term Loan Credit Facility as required by the terms described above. In January 2023, prior to the Reorganization, the board of managers of Atlas LLC approved and paid $15.0 million of equity distributions, and Atlas LLC concurrently prepaid $3.8 million of the 2021 Term Loan Credit Facility as required by the terms described above. In May 2023, Atlas Operating approved and paid a distribution of $0.15 per Operating Unit, in the aggregate amount of $15.0 million, as permitted by the Amended and Restated Limited Liability Company Agreement of Atlas Operating

(the “Atlas Operating LLCA”), and the Company declared and paid a quarterly variable dividend of $0.15 per share of Class A common stock. Concurrently with this distribution and dividend, Atlas LLC repaid $3.8 million of the 2021 Term Loan Credit Facility at par per the terms of the 2021 Term Loan Credit Facility.
Proceeds from the 2021 Term Loan Credit Facility were used exclusively for general corporate purposes, which included the repayment of outstanding indebtedness under the 2018 Term Loan Credit Facility, and to make permitted distributions. As of June 30, 2023 and December 2022, Atlas LLC was in compliance with the covenants of the 2021 Term Loan Credit Facility.
The 2021 Term Loan Credit Facility is unconditionally guaranteed, jointly and severally, by Atlas LLC and certain of its subsidiaries and secured by substantially all of the assets of Atlas LLC and certain of its subsidiaries, excluding: OLC Kermit, LLC, OLC Monahans, LLC and Atlas OLC Employee Company, LLC.
On February 22, 2023, Atlas LLC and Stonebriar agreed to amend the 2021 Term Loan Credit Facility to, among other things, permit the Company to enter into the 2023 ABL Credit Facility with the 2023 ABL Lenders and to update certain related terms.
2023 ABL Credit Facility
On February 22, 2023, Atlas LLC, certain of its subsidiaries, as guarantors, Bank of America, N.A., as administrative agent, and certain financial institutions party thereto as lenders (the “2023 ABL Lenders”) entered into a Loan, Security and Guaranty Agreement (the “2023 ABL Credit Agreement”) pursuant to which the 2023 ABL Lenders provide revolving credit financing to the Company in an aggregate principal amount of up to $75.0 million (the “2023 ABL Credit Facility”), with Availability (as defined in the 2023 ABL Credit Agreement) thereunder subject to a “Borrowing Base” as described in the 2023 ABL Credit Agreement. The 2023 ABL Credit Facility includes a letter of credit sub-facility,
which permits issuance of letters of credit up to an aggregate amount of $25.0 million. The scheduled maturity date of the 2023 ABL Credit Facility is February 22, 2028; provided that the 2023 ABL Credit Facility will mature on June 30, 2027 if any amount of the 2021 Term Loan Credit Facility that has a maturity date less than 91 days prior to February 22, 2028 is outstanding on June 30, 2027. As of June 30, 2023, Atlas LLC had no outstanding borrowings and $1.1 million outstanding letters of credit under the 2023 ABL
Credit Facility.
Atlas LLC
may also request swingline loans under the 2023 ABL Credit Agreement in an aggregate principal amount not to exceed $7.5 million. During the three and six months ended June 30, 2023, Atlas LLC had no outstanding swingline loans under the 2023 ABL Credit Facility.
Borrowings under the 2023 ABL Credit Facility bear interest, at Atlas LLC’s option, at either a base rate or Term SOFR, as applicable, plus an applicable margin based on average availability as set forth in the 2023 ABL Credit Agreement. Term SOFR loans bear interest at Term SOFR for the applicable interest period plus an applicable margin, which ranges from 1.50% to 2.00% per annum based on average availability as set forth in the

2023
ABL Credit Agreement. Base rate loans bear interest at the applicable base rate, plus an applicable margin, which ranges from 0.50% to 1.00% per annum based on average availability as set forth in the 2023 ABL Credit Agreement. In addition to paying interest on outstanding principal under the 2023 ABL Credit Facility, Atlas LLC is required to pay a commitment fee which ranges from 0.375% per annum to 0.500% per annum with respect to the unutilized commitments under the 2023 ABL Credit Facility, based on the average utilization of the 2023 ABL Credit Facility. Atlas LLC is required to pay customary letter of credit fees, to the extent that one or more letter of credit is outstanding. We recognized $0.1 and $0.1 of interest expense, unutilized commitment fees and other fees under the 2023 ABL Credit Facility, classified as interest expense, for the three and six months ended June 30, 2023, respectively.
The Borrowing Base was initially set at $75.0 million and the amount of available credit changes every month, depending on the amount of eligible accounts receivable and inventory we have available to serve as collateral. The Borrowing Base components are subject to customary reserves and eligibility criteria. As of June 30, 2023, the Borrowing Base was $75.0 million and Availability was $73.9 million.
The 2023 ABL Credit Facility requires that if Availability is less than the greater of (i) 12.50% of the Borrowing Base and (ii) $7.5 million, Atlas LLC must maintain a Fixed Charge Coverage Ratio (as defined in the 2023 ABL Credit Agreement) of at least 1.00 to 1.00 while a Covenant Trigger Period (as defined in the 2023 ABL Credit Agreement) is in effect.
Under the 2023 ABL Credit Agreement, Atlas LLC is permitted to make payments of dividends and distributions pursuant to certain limited exceptions and baskets set forth therein and otherwise generally subject to certain restrictions described therein, including that (i) no Event of Default (as defined under the 2023 ABL Credit Agreement) has occurred and is continuing, and (ii) no loans and no more than more than $7.5 million in letters of credit are outstanding, and liquidity exceeds $30.0 million at all times during the 30 days prior to the date of the dividend or distribution; provided that if any loans are outstanding or outstanding letters of credit exceed $7.5 million and no Event of Default (as defined under the 2023 ABL Credit Agreement) has occurred and is continuing, Atlas LLC is permitted to make payments of dividends and distributions subject to a minimum Fixed Charge Coverage Ratio (as defined under the 2023 ABL Credit Agreement) of 1.00 to 1.00 and satisfaction of minimum availability thresholds under the Borrowing Base (as defined under the 2023 ABL Credit Agreement), as provided under the 2023 ABL Credit Agreement. Additionally, Atlas LLC may make additional payments of dividends and distributions in qualified equity interests and may make Permitted Tax Distributions (as defined under the 2023 ABL Credit Agreement).
The 2023 ABL Credit Facility contains certain customary representations and warranties, affirmative and negative covenants, and events of default. As of June 30, 2023, the Company was in compliance with the covenants under the 2023 ABL Credit Facility.
The 2023 ABL Credit Facility is unconditionally guaranteed, jointly and severally, by Atlas LLC and certain of its subsidiaries and secured by substantially all of the assets of Atlas LLC and certain of its subsidiaries, excluding: OLC Kermit, LLC, OLC Monahans, LLC and Atlas OLC Employee Company, LLC.
2018 Asset-Based Loan Credit Facility

On December 14, 2018, Atlas LLC entered into the 2018 ABL Credit Facility, which provided revolving credit financing with a borrowing capacity of up to $50.0 million. The 2018 ABL Credit Facility was unconditionally guaranteed, jointly and severally, by Atlas LLC and certain of its subsidiaries. The 2018 ABL Credit Facility was set to mature on the stated maturity date, December 14, 2023. On February 22, 2023, Atlas LLC terminated the 2018 ABL Credit Facility. Atlas LLC had no borrowings under the 2018 ABL Credit Facility. In connection with the termination, we charged the remaining balance of the deferred financing cost of $0.2 million to interest expense, net on the condensed consolidated statements of operations for the six months ended June 30, 2023. We incurred de minimis fees associated with the termination.

2023 Term Loan Credit Facility
On July 31, 2023, Atlas LLC entered into a credit agreement (the “2023 Term Loan Credit Agreement”) with Stonebriar, as administrative agent and initial lender, pursuant to which Stonebriar extended Atlas LLC a term loan credit facility comprised of a $180.0 million single advance term loan that was made on July 31, 2023 (the “Initial Term Loan”) and commitments to provide up to $100.0 million of delayed draw term loans (collectively, the “2023 Term Loan Credit Facility”).
The Initial Term Loan is payable in
eighty-four
consecutive monthly installments and a final payment of the remaining outstanding principal balance at maturity. The Initial Term Loan has a final maturity date of August 1, 2030 (the “Maturity Date”). The Initial Term Loan bears interest at a rate equal to
9.50
% per annum.
Each delayed draw term loan under the 2023 Term Loan Credit Facility (“DDT Loans”) will be payable in equal monthly installments, with the monthly installments comprising
80
% of the delayed draw term loan and a final payment of the remaining
20
% of the outstanding principal balance due at maturity, unless earlier prepaid. The DDT Loans will bear interest at a rate equal to the applicable Term SOFR Rate (as defined in the 2023 Term Loan Credit Agreement) plus
5.95
% per annum. All monthly installments with respect to the Initial Term Loan and the DDT Loans payable on or prior to
January 1, 2025
will be interest only.
At any time prior to the Maturity Date, Atlas LLC may redeem loans outstanding under the 2023 Term Loan Credit Facility, in whole or in part, at a price equal to
100
% of the principal amount being prepaid (the “Prepayment Amount”) plus a prepayment fee. The prepayment fee is
8
% of the Prepayment Amount for any prepayment that occurs on or prior to December 31, 2024,
4
% of the Prepayment Amount for any prepayment that occurs after December 31, 2024 but on or prior to December 31, 2025,
3
% of the Prepayment Amount for any prepayment that occurs after December 31, 2025 but on or prior to December 31, 2026 and
2
% of the Prepayment Amount for any prepayment that occurs thereafter. Upon the maturity of the 2023 Term Loan Credit Facility, the entire unpaid principal amount of the loans outstanding thereunder, together with interest, fees and other amounts payable in connection with the facility, will be immediately due and payable without further notice or demand.
Dividends and distributions to equity holders are permitted to be made pursuant to certain limited exceptions and baskets described in the 2023 Term Loan Credit Agreement and otherwise generally subject to certain restrictions set forth in the 2023 Term Loan Credit Agreement, including the requirements that (a) no Event of Default (as defined under the 2023 Term Loan Credit Agreement) has occurred and is continuing and (b) Atlas LLC maintains at least $
30.0
million of Liquidity (as defined under the 2023 Term Loan Credit Agreement) pro forma for the Restricted Payment (as defined under the 2023 Term Loan Credit Agreement).
The 2023 Term Loan Credit Facility includes certain non-financial covenants, including but not limited to restrictions on incurring additional debt and certain distributions. The 2023 Term Loan Credit Facility is subject to a maximum
4.0 to 1.0
Leverage Ratio (as defined in the 2023 Term Loan Credit Agreement) financial covenant. Such financial covenant is tested as of the last day of each fiscal quarter.
Proceeds from the 2023 Term Loan Credit Facility were used to repay outstanding indebtedness under our previous 2021 Term Loan Credit Facility with Stonebriar, to repay obligations outstanding under certain equipment lease arrangements with Stonebriar and for general corporate purposes.
The 2023 Term Loan Credit Facility is unconditionally guaranteed, jointly and severally, by Atlas LLC and its subsidiaries and secured by substantially all of the assets of Atlas LLC and its subsidiaries. The 2023 Term Loan Credit Facility is also unconditionally guaranteed on an unsecured basis by Atlas
Inc.

Atlas Sand Company LLC [Member]
Debt
Note 7—Debt
Debt consists of the following (in thousands):

	For the Year Ended December 31,
	2022	2021
Term Loan Credit Facility	$148,995	$177,539
Less: Debt discount, net of accumulated amortization of $546 and $89, respectively	(1,254)	(1,711)
Less: Deferred financing fees, net of accumulated amortization of $248 and $29 respectively	(567)	(553)
Less: Current portion (a)	(20,586)	(15,563)

Long-term debt	$126,588	$159,712

(a)	The current portion of long-term debt reflects payments based on the terms of the 2021 Term Loan Credit Facility.
2021 Term Loan Credit Facility
On October 20, 2021, the Company entered into a $180 million, aggregate principal amount, term loan credit facility (“2021 Term Loan Credit Facility”) which bears an interest rate of 8.47% per annum on borrowings outstanding under the facility with Stonebriar Commercial Finance, LLC (the “Term Lender”) and has a maturity date of October 1, 2027. The 2021 Term Loan Credit Facility is guaranteed on a secured basis and interest, plus principal, is payable in seventy-two
consecutive monthly installments.
At any time prior to the October 1, 2027, maturity date, the Company may redeem the 2021 Term Loan Credit Facility, in whole or in part, at a price equal to 100% of the principal amount plus a prepayment fee. The prepayment fee ranges from 3% on or before October 20, 2022, to 2% after October 20, 2022, and on or before October 20, 2023, and 1% thereafter. Upon maturity of the 2021 Term Loan Credit Facility, the entire unpaid principal amount, together with interest, fees and other amounts payable in connection with the facility, is immediately due and payable without further notice or demand.
The 2021 Term Loan Credit Facility includes certain
non-financial
covenants, including but not limited to restrictions on incurring additional debt and certain restricted payments. The 2021 Term Loan Credit Facility is not subject to financial covenants unless greater than $5.0 million or more in aggregate is outstanding under the Company’s ABL Credit Agreement and for which a minimum average liquidity balance of $20.0 million must be maintained. The 2021 Term Loan Credit Facility requires certain debt prepayment, not subject to a prepayment penalty fee, concurrent with a Company equity distribution. The Company is required to make a prepayment in an amount equal to one-third
or
one-fourth
of the total equity distribution, based on a pro forma leverage ratio as defined in the 2021 Term Loan Credit Agreement. In May 2022, August 2022, and October 2022, the Company paid $15.0 million, $15.0 million, and $15.0 million of equity distributions, respectively, and concurrently paid $5.0 million, $3.8 million and $3.8 million of the 2021 Term Loan Credit Facility as required by the terms described above, respectively. In January 2023, the Company paid a $15.0 million equity distribution and concurrently paid $3.8 million of the 2021 Term Loan Credit Facility as required by the terms described above.
Proceeds from the 2021 Term Loan Credit Facility were used exclusively for general corporate purposes, which included the repayment of outstanding indebtedness under the 2018 Term Loan Credit Facility, and to make permitted distributions. As of December 31, 2022 and 2021, the Company was in compliance with the covenants of the 2021 Term Loan Credit Facility.

2018 Asset-Based Loan Credit Facility
On December 14, 2018, the Company closed on the Asset-Based Loan Credit Facility (“2018 ABL Credit Facility”) that provides revolving credit financing with a borrowing capacity of up to $50.0 million. The 2018 ABL Credit Facility is unconditionally guaranteed, jointly and severally, by the Company and its subsidiaries. The 2018 ABL Credit Facility will mature on the stated maturity date, December 14, 2023. As of December 31, 2022 and 2021, the Company had no outstanding borrowings under the 2018 ABL Credit Facility.
The 2018 ABL Credit Facility includes a letter of credit
sub-facility,
which permits issuances of letters of credit up to an aggregate amount of $10.0 million. As of December 31, 2022 and 2021, the Company had $1.1 million and $0.6 million of outstanding letters of credit under the 2018 ABL Credit Facility, respectively.
The Company may also request swingline loans under the agreement in an aggregate principal amount not to exceed $7.5 million. During the years ended December 31, 2022 and 2021, the Company had no outstanding swingline loans under the 2018 ABL Credit Facility.
Obligations under the 2018 ABL Credit Facility were secured by a first-priority lien on substantially all assets of the Company, until September 9, 2019, when the lenders and the Company entered into the split collateral intercreditor agreement, at which time the 2018 ABL Credit Facility became secured by a first-priority lien on inventory and accounts receivable held by the Company and its subsidiaries, and a second-priority lien on the remaining assets of the Company.
Initially, the borrowing base was set at $35.0 million for the period beginning on December 14, 2018 and ending on April 1, 2019. Thereafter, the amount of available credit changes every month, depending on the amount of eligible accounts receivable and inventory the Company has available to serve as collateral. For the period beginning on April 1, 2019, and ending on June 30, 2019, the facility was limited to the lesser of (a) 85% to 90% of the eligible accounts receivable and (b) 75% of the market value of the eligible inventory. Thereafter, the facility is limited to the lesser of (i) the aggregate commitment and (ii) the sum of (a) 85% to 90% of the eligible accounts receivable and (b) lesser of 70% of the cost of the eligible inventory and 85% of the orderly liquidation value of the eligible inventory. The borrowing base components are subject to customary reserves and eligibility criteria. As of December 31, 2022, availability was $48.9 million.
Borrowings under the 2018 ABL Credit Facility bear interest, at the Company’s option, at either a base rate or London Interbank Offered Rate (“LIBOR”), as applicable, plus an applicable margin that ranges based on average excess availability. LIBOR loans bear interest at the LIBOR plus an applicable margin, which ranges from 1.50% to 2.00%. Base rate loans bear interest at the applicable base rate, plus an applicable margin, which ranges from 0.50% to 2.00%. In addition to paying interest on outstanding principal under the 2018 ABL Credit Facility, the Company is required to pay a commitment fee of 0.375% per annum with respect to the unutilized commitment under the 2018 ABL Credit Facility, based on the average utilization of the 2018 ABL Credit Facility. The Company is also required to pay customary letter of credit fees, to the extent that one or more letter of credit is outstanding. There were no outstanding borrowings under the 2018 ABL Credit Facility as of December 31, 2022. The Company recognized $0.2 million, $0.2 million, and $0.3 million of interest expense, unutilized commitment fees and other fees under the 2018 ABL Credit Facility, classified as interest expense, for the years ended December 31, 2022, 2021 and 2020, respectively.
The 2018 ABL Credit Facility requires that if the excess availability, as defined, is less than the greater of (i) 12.50% of the maximum credit and (ii) $5.0 million, the Company shall comply with a minimum fixed charge coverage ratio of at least 1.00 to 1.00, for covenant trigger periods beginning after March 14, 2019. In addition, the 2018 ABL Credit Facility contains negative covenants that restrict the Company from, among other things, incurring additional debt, granting liens, entering into guarantees, entering into certain mergers, making certain loans and investments, entering into swap agreements, disposing of assets, prepaying certain debt, declaring dividends, accounting changes, transactions with affiliates, modifying certain material agreements or organizational documents relating to, or changing the business it conducts.
The 2018 ABL Credit Facility contains certain customary representations and warranties, affirmative covenants, and events of default, including, among other things, payment defaults, breach of representations and warranties, covenant defaults, cross-defaults and cross-acceleration to certain indebtedness, certain events of bankruptcy, certain events of abandonment, certain events under the Employee Retirement Income Security Act of 1974 as amended from time to time, material judgments, actual or asserted failure of any guaranty or security document supporting the 2018 ABL Credit Facility to be in full force and effect and change of control. If such an event of default occurs, the lenders under the 2018 ABL Credit Facility would be entitled to take various actions, including the acceleration of amounts due under the 2018 ABL Credit Facility and all actions permitted to be taken by a secured creditor. As of December 31, 2022, the Company was in compliance with the covenants of the 2018 ABL Credit Facility.
Limited Waiver and First Amendment to the 2018 ABL Credit Facility
On June 4, 2019, the Company and the lenders agreed to amended certain terms of the 2018 ABL Credit Facility to extend the due date for taking certain actions with regard to two wholly owned subsidiaries of the Company, OLC Kermit, LLC and OLC Monahans, LLC, and to allow the making of limited investments into those subsidiaries. In addition, the lender agreed to waive any defaults or events of default that may have resulted from the Company’s acquisition of the two subsidiaries. The Limited Waiver and First Amendment was extended on August 31, 2019, on December 31, 2019, and on June 30, 2020.
Second Amendment to the 2018 ABL Credit Facility
On October 22, 2019, the Company and the lenders agreed to amend certain terms of the 2018 ABL Credit Facility to allow the Company to enter into insurance premium financing arrangements in the ordinary course of business.
Third Amendment to the 2018 ABL Credit Facility
On April 13, 2020, the Company and the lenders agreed to amend certain terms of the 2018 ABL Credit Facility that, in the event the Qualified SBA Loan is not forgiven, or fails to qualify for forgiveness, in accordance with the terms of the CARES ACT, allows the Company to establish reserves up to the amount of the Qualified Small Business Administration Loan that is not forgiven or fails to qualify for forgiveness.
Fourth Amendment to the 2018 ABL Credit Facility
On March 23, 2021, the Company and the lenders agreed to amend certain terms of the 2018 ABL Credit Facility, including expanding the list of assets available for the calculation of available credit. Subsequent to the execution of the Fourth Amendment to the 2018 ABL Credit Facility (“Fourth Amendment”), the facility is limited to the lessor of (i) the aggregate commitment and (ii) the sum of (a) 90% of the book value of eligible accounts receivable, (b) lesser of 100% Pledged Cash, defined on any date, as the aggregate amount of unrestricted cash on deposit in the cash collateral account, and $25.0 million, and (c) the lesser of 70% of the cost of eligible inventory and 85% of the net orderly liquidation value of the eligible inventory. The Company is required to keep cash on deposit in the cash collateral account only to the extent any outstanding borrowings under the 2018 ABL Credit Facility exceed the portion of the borrowing base represented by accounts receivable and inventory. The borrowing base components are subject to customary reserves and eligibility criteria. Additionally, the Fourth Amendment contains provisions addressing the potential transition from LIBOR to a secured overnight financing rate (“SOFR”), in the event the administrator has ceased or will cease publication of LIBOR.
Fifth Amendment to the 2018 ABL Credit Facility
On October 20, 2021, the Company and the lender agreed to amend certain terms of the 2018 ABL Credit Facility, to, among other things, allow the Company to enter into the 2021 Term Loan Credit Facility with Stonebriar Commercial Finance (the “2021 Term Loan Credit Facility”), to repay all borrowings outstanding under the 2018 Term Loan Credit Facility and to conform certain covenants under the 2018 ABL Credit Facility to the 2021 Term Loan Credit Facility.
2018 Term Loan Credit Facility
On January 30, 2018, the Company closed on the 2018 Term Loan Credit Facility that provided debt financing in an aggregate principal amount of $150.0 million, which was funded in a series of tranches during 2018. The Company refers to these borrowings, collectively, as the “2018 Term Loan Credit Facility.” In connection with the 2018 Term Loan Credit Facility, the Company delivered to the lender warrants for up to 41,299,845 Class D units. See Note 9,
Equity
, for further discussion.
Obligations under the 2018 Term Loan Credit Facility were secured by a second-priority lien on substantially all assets of the Company, until September 9, 2019, when the lenders and the Company entered into the split collateral intercreditor agreement, at which time the 2018 Term Loan Credit Facility became secured by a second-priority lien on inventory and accounts receivable held by the Company and its subsidiaries, and a first-priority lien on the remaining assets of the Company. In addition, the Company’s subsidiaries had guaranteed the Company’s obligations under the 2018 Term Loan Credit Facility and had granted to the lender security interests in substantially all respective assets.
Borrowings under the 2018 Term Loan Credit Facility bore interest equal to the lesser of (1) the applicable interest rate, which was set at either 10% or 13% per annum, based upon the Company’s consolidated leverage ratio or (2) the highest lawful rate, as defined in the 2018 Term Loan Credit Facility agreement. The Company, at its option, could pay up to 50% of any interest payment in-kind.
The interest rate for the 2018 Term Loan Credit Facility was 13% during the year ended December 31, 2021. The Company recognized interest expense associated with the 2018 Term Loan Credit Facility of $18.9 million and $23.6 million for the years ended December 31, 2021 and 2020.
The 2018 Term Loan Credit Facility would have matured on January 30, 2023, and, for certain loans, would amortize in quarterly installments equal to 1.00% of the aggregate outstanding principal balance as of each quarterly payment date beginning with the initial payment, which was made for the year ended December 31, 2018. Beginning on March 31, 2021, the quarterly principal payments increased to 5.00% of the aggregate outstanding principal balance, with the balance payable on the final maturity date, subject to the amend and extend provisions applicable under the agreement.
The Company had the option to voluntarily prepay the outstanding 2018 Term Loan Credit Facility along with all interest then accrued and unpaid, in whole or in part, and the applicable premium payment based upon either (a) the present value using a discount rate based upon a U.S. Treasury rate plus 50 basis points of the amount of interest that would have been payable on the principal balance prepaid if prior to January 30, 2020, (b) 7% of the principal balance prepaid, thereafter and prior to January 30, 2021, (c) 3% of the principal balance prepaid, anytime thereafter, or (d) 1% of the principal balance if prepaid upon the occurrence of an Initial Public Offering (“IPO”) event.
The 2018 Term Loan Credit Facility contained customary representations and warranties and customary affirmative and negative covenants, including limits or restrictions on the Company’s ability to incur liens, incur indebtedness, make certain restricted payments, merge or consolidate and dispose of assets. In addition, it contained customary events of default that entitled the lenders to cause any or all of the Company’s indebtedness under the 2018 Term Loan Credit Facility to become immediately due and payable. The events of default (some of which were subject to applicable grace or cure periods) included, among other things, nonpayment defaults, covenant defaults, cross-defaults to other material indebtedness, bankruptcy and insolvency defaults and material judgment defaults.
First Amendment to the 2018 Term Loan Credit Facility
On April 3, 2019, the Company amended certain terms of the 2018 Term Loan Credit Facility, which allowed for borrowings of an additional $25.0 million, primarily to fund capital improvement projects. In addition, language related to payment terms for certain 2018 Term Loan Credit Facility was amended so that all aggregate outstanding principal related to the 2018 Term Loan Credit Facility, other than the paid-in-kind
loans, is paid according to the terms noted above.
In connection with the First Amendment to the 2018 Term Loan Credit Facility above on April 3, 2019, additional warrants were delivered for up to 4,192,460 Class D units, which were exercisable upon funding of the draws in proportion to the additional $25.0 million in borrowings, see Note 9, Equity, for further discussion.
On June 20, 2019, the Company borrowed $5.0 million of the additional $25.0 million under the 2018 Term Loan Credit Facility. On June 28, 2019, the Company borrowed another $5.0 million of the additional $25.0 million under the 2018 Term Loan Credit Facility. On April 24, 2020 and July 7, 2020, the Company borrowed $12.2 and $2.3 million of the additional $25.0 million under the 2018 Term Loan Credit Facility, respectively.
Limited Waiver and Second Amendment to the 2018 Term Loan Credit Facility
On June 4, 2019, the Company and the lender agreed to amended certain terms of the 2018 Term Loan Credit Facility to extend the due date for taking certain actions with regard to two wholly owned subsidiaries of the Company, OLC Kermit, LLC and OLC Monahans, LLC, and to allow the making of limited investments into those subsidiaries. In addition, the lender agreed to waive any defaults or events of default that may have resulted from the Company’s acquisition of the two subsidiaries. The Limited Waiver and Second Amendment was extended on August 31, 2019, on December 31, 2019, on June 30, 2020, and on August 29, 2020.
Third Amendment to the 2018 Term Loan Credit Facility
On October 22, 2019, the Company and the lender agreed to amend certain terms of the 2018 Term Loan Credit Facility to allow the Company to enter into insurance premium financing arrangements in the ordinary course of business.
Fourth Amendment to the 2018 Term Loan Credit Facility
On April 13, 2020, the Company and the lender agreed to amend certain terms of the 2018 Term Loan Credit Facility to allow the Company to receive the Qualified Small Business Administration Loan in an amount not to exceed $10.0 million.

Extinguishment of the 2018 Term Loan Credit Facility
On October 25, 2021, the Company repaid all borrowings outstanding under the 2018 Term Loan Credit Facility, in connection with entering into a new 2021 Term Loan Credit Facility with Stonebriar Commercial Finance. The Company paid a total of $171.0 million, which included principal of $143.1 million, paid-in-kind
borrowings of $22.2 million, make-whole premium of $4.5 million, and $1.2 million of accrued interest. In connection with the repayment on October 25, 2021, unamortized debt discount and deferred financing costs of $11.9 million and a make-whole premium of $4.5 million were recognized as a loss on debt extinguishment within interest expense, net, on the consolidated statements of operations for the year ended December 31, 2021.
Debt Obligations
The following table sets forth future principal payment obligations as of December 31, 2022, based on the terms of the Term Loan Credit Facility (in thousands).

2023	$20,586
2024	35,457
2025	38,611
2026	42,012
2027	12,329

Total	$148,995